Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2015
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC	2015	2014	2013
Numerators
Partnership's net income	$55,410	$44,012	$99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,598
Partnership's net income allocable to unvested units	8	—	678
Common unit holders' interest in Partnership's net income	$43,189	$29,377	$78,400
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Net income per common unit:
Basic	$0.38	$0.31	$1.04

DILUTED	2015	2014	2013
Numerators
Partnership's net income	$55,410	$44,012	99,481
Less:
Preferred unit holders' interest in Partnership's net income	11,334	14,042	18,805
General Partner's interest in Partnership's net income	879	593	1,574
Partnership's net income allocable to unvested units	8	—	678
Add:
Preferred unit holders' interest in Partnership's net income	—	—	18,805
Partnership's net income allocable to unvested units	—	—	678
	$43,189	$29,377	97,907
Denominators
Weighted average number of common units outstanding, basic	115,030,879	93,353,168	75,645,207
Dilutive effect of preferred units	—	—	21,069,664
Dilutive effect of unvested shares	—	—	654,265
Weighted average number of common units outstanding, diluted	115,030,879	93,353,168	97,369,136
Net income per common unit:
Diluted	$0.38	$0.31	1.01